Income Taxes - Schedule of Loss Before Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loss Before Income Taxes [Abstract]
Non-PRC operations	$ (809,587)	$ (445,352)
PRC operations	(665,341)	(571,639)
Total loss before income taxes	$ (1,474,928)	$ (1,016,991)